Related Party Transactions (As Restated) (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended
	Aug. 15, 2024	Apr. 08, 2024	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Aug. 19, 2024
Related Party Transactions [Line Items]
Price per share (in Dollars per share)			$ 10.05	$ 10.05	$ 10.05
Trading day period				20 days	20 days
Trading period of commencing				30 days	20 days
Business days				150 days	30 days
Incurred amount	$ 15,000		$ 45,000	$ 90,000	$ 62,500
Due from Sponsor			$ 4,466	4,466	4,466
Working capital loans				$ 1,500,000	$ 1,500,000
Business Combination [Member]
Related Party Transactions [Line Items]
Business Combination entity price (in Dollars per share)			$ 1	$ 1	$ 1
Sponsor [Member]
Related Party Transactions [Line Items]
Founder shares issued (in Shares)		25,000
Price per share (in Dollars per share)		$ 0.004
Founder Shares [Member]
Related Party Transactions [Line Items]
Founder shares issued (in Shares)		5,750,000
Forfeiture shares (in Shares)		750,000
Subject to forfeiture shares (in Shares)		750,000
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
After completion initial Business Combination				1 year
Price per share (in Dollars per share)			$ 12	$ 12	$ 12
Class A Ordinary Shares [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
After completion initial Business Combination					1 year
Sponsor [Member]
Related Party Transactions [Line Items]
Founder shares issued (in Shares)		25,000
Price per share (in Dollars per share)		$ 0.004
Initial Public Offering [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)						$ 10
Initial Public Offering [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Loan expenses			$ 300,000	$ 300,000	$ 300,000
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)						$ 10